UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Ocean Fund Advisors, LLC
           ---------------------------------------------
Address:   100 Wilshire Boulevard, Suite 1850
           Santa Monica, CA  90401
           ---------------------------------------------

Form  13F  File  Number:
                          ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael H. Browne
        -------------------------
Title:  CEO, Managing Member
        -------------------------
Phone:  310-451-8330
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael H. Browne                Santa Monica, CA                 11/12/2001
---------------------                ----------------                 ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            41
                                              ------------

Form  13F  Information  Table  Value  Total:  $125,228,663
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Abbot Labs                     Common           002824100   674050   13000          Sole              13000      0    0
Amerisourcebergen Corp         Common           03073E105  5175803   72950          Sole              72950      0    0
Amgen Inc                      Common           031162100  7490824  127460          Sole             127460      0    0
Andrx Group                    Common           034553107   632970    9750          Sole               9750      0    0
Atmel Corp                     Common           049513104  2057440  308000          Sole             308000      0    0
BankUnited Finl Corp           Common           06652B103   161370   11000          Sole              11000      0    0
Barr Labs Inc                  Common           068306109   225321    2850          Sole               2850      0    0
Bea Sys Inc                    Common           073325102  4938850  515000          Sole             515000      0    0
Capital One Financial          Common           14040H105  3222100   70000          Sole              70000      0    0
Checkpoint Software Tec        Common           M22465104  1201742   54575          Sole              54575      0    0
Cisco Systems Inc              Common           17275R102  5373207  441150          Sole             441150      0    0
Echostar Commun Corp           Common           278762109  9709989  417275          Sole             417275      0    0
Flextronics Intl Ltd           Common           Y2573F102  1554760   94000          Sole              94000      0    0
Genzyme Corp                   Common           372917104   363360    8000          Sole               8000      0    0
Gilead Sciences Inc            Common           375558103   353871    6300          Sole               6300      0    0
Goldman Sachs                  Common           38141G104  4994500   70000          Sole              70000      0    0
Inhale Therapeutic             Common           457191104   133000   10000          Sole              10000      0    0
Intermune Inc                  Common           45884X103   325125    8500          Sole               8500      0    0
King Pharmaceuticals           Common           495582108   501974   11966          Sole              11966      0    0
Leap Wireless Intl             Common           521863100  5009085  319050          Sole             319050      0    0
Liberty Media Corp             Common           530718105  6614795  520850          Sole             520850      0    0
Lilly, Eli and Co              Common           532457108   524550    6500          Sole               6500      0    0
Max Re Capital Ltd             Common           G6052F103  1156870   80900          Sole              80900      0    0
Medimmune Inc Com              Common           584699102  3671672  103050          Sole             103050      0    0
Medtronic Inc                  Common           585055106   348000    8000          Sole               8000      0    0
Merck & Company                Common           589331107   219780    3300          Sole               3300      0    0
NASDAQ 100 TR Unit Series      Common           631100104  7245000  250000     Call Sole                  0      0    0
NASDAQ 100 TR Unit Series      Common           631100104  1449000   50000     Call Sole                  0      0    0
NASDAQ 100 TR Unit Series      Common           631100104 15939000  550000     Call Sole                  0      0    0
Nokia Corp                     Common           654902204  7430620  474800          Sole             474800      0    0
Pfizer Inc                     Common           717081103   397993    9925          Sole               9925      0    0
Pharmacia Corp                 Common           71713U102 10409724  256650          Sole             256650      0    0
Sprint Corp                    Common           852061100  2931021  122075          Sole             122075      0    0
Sprint PCS Corp                Common           852061506  4456155  169500          Sole             169500      0    0
Sun Microsystems Inc           Common           866810104  5413749  654625          Sole             654625      0    0
Techne Corp                    Commom           878377100   432621   14700          Sole              14700      0    0
Texas Instruments Inc          Common           882508104  1464153   58613          Sole              58613      0    0
Varian Med Sys Inc             Common           92220P105   256600    4000          Sole               4000      0    0
Waters Corp                    Common           941848103   203889    5700          Sole               5700      0    0
Watson Pharmaceutical          Common           942683103   437680    8000          Sole               8000      0    0
Xoma Ltd Com                   Common           G9825R107   126450   15000          Sole              15000      0    0